Reverse Capitalization - Schedule of Fair Value of the Equity Interests (Parentheticals) (Details)	Dec. 31, 2025 $ / shares shares
HCVI Public Stockholders [Member]
Schedule of Fair Value of the Equity Interests [Line Items]
Ordinary shares issued (in Shares) | shares	107,469
Ordinary shares par value (in Dollars per share) | $ / shares	$ 11.4
HCVI Sponsor and Anchor Investors [Member]
Schedule of Fair Value of the Equity Interests [Line Items]
Ordinary shares issued (in Shares) | shares	3,820,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 11.4